Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the Years Ended December 31,
	2020	2019	2018
Current income tax expenses	$(543,211)	$(705,231)	$(441,156)
Deferred income tax benefits (expenses)	58,424	318,087	(60,975)
Income tax expenses	$(484,787)	$(387,144)	$(502,131)

Schedule of reconciliation of statutory tax rate to effective tax rate
	For the Years Ended December 31,
	2020	2019	2018
PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax benefits	(13.96)%	(14.23)%	(7.30)%
Effect of non-deductible expenses	0.35%	0.39%	0.22%
Effect of research and development credits	(1.47)%	(2.25)%	(3.28)%
Effect of deferred tax rate change for share based compensation	(0.11)%	(0.09)%	(0.31)%
Effective tax rate	9.81%	8.82%	14.33%

Schedule of deferred tax assets
	December 31, 2020	December 31, 2019
Excess advertising expense	699,717	$608,131
Deferred Intangible assets amortization	22,983	24,165
Net operating loss carrying forward	7,666	20,543
Share-based compensation	65,181	36,155
	$795,547	$688,994